Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Details
Unrealized Investment Gain (Loss), Balance	$ (225)		$ 222		$ 269
Accumulated Other Comprehensive Income, net of tax	(225)		222		269
Unrealized Gain (Loss) on Investments	(98)	[1]	(447)	[2]	(47)	[3]
Change in unrealized holding gains	(98)	[1]	(447)	[2]	(47)	[3]
Unrealized Investment Gain (Loss), Balance	(323)		(225)		222
Accumulated Other Comprehensive Income, net of tax	$ (323)		$ (225)		$ 222

[1]	Change in unrealized holding gains, net of tax - ($53)
[2]	Change in unrealized holding gains, net of tax - ($240)
[3]	Change in unrealized holding gains, net of tax - ($25)